N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 31, 2012

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 31, 2012. The Funds' portfolio and related financial statements are presented within for your review.

It was a period when U.S. companies were supposed to run out of ways to make big profits, but they didn't and in fact, they generated more than ever. It was a period when the U.S. lost its prized AAA credit rating which should have spooked buyers of bonds; instead investors bought more bonds and made fixed income one of the best investments of the period.

Over the past few months, U.S. economic data has come in better than expected with the labor market ending 2011 on a high note. This is a sharp deviation from last August when the economy seemed to be slipping into a recession. Despite the favorable data, growth should remain weak and below trend throughout 2012 as U.S. consumers remain income-challenged, wealth-impaired and debt-constricted. Moreover, the Euro zone fiscal crisis remains a major downside risk to the U.S. economy. This has led the Federal Reserve to announce recently that they intend to keep their zero interest rate policy in place through 2014.

As we move forward, there are likely to be some twists and turns for debt securities. The ability to resolve the federal debt limit and make progress on deficit reduction will affect the overall level of interest rates. The economy appears to be set to continue its sluggish pace and fears about the ability of the European Union to manage the debt loads of its participating nations will also influence the appetite for debt and interest rates.

Despite dire predictions, the period turned out to be exceptional for the municipal bond market. Continued demand for municipal bonds pushed yields to all-time lows resulting in municipals leading the way as one of the best performing fixed-income sectors. Some contributing factors to this overall performance during the period included record low Treasury yields, $381 billion of municipal securities being called during 2011 and the total issuance of new municipal securities declining 32% in 2011.

A number of consistent themes remain: low yields and credit concerns. This is a classic good news/bad news conundrum. The value of good quality municipal bonds has appreciated during the period while new money invested today is at considerably lower yields than earlier. The Funds use a disciplined strategy to maximize tax-exempt income for our shareholders by seeking high quality, higher coupon securities. By employing a buy and hold strategy and investing in securities we believe will provide relative value in the market, as interest rates fluctuate, the portfolio becomes diversified with a broad range of securities. This diversification helps mitigate interest and credit risk.

The Kansas Municipal Fund began the period at $10.64 per share and ended the period at $11.12 per share for a total return of 6.33%*. This compares to the Barclays Capital Municipal Index's return of 7.36%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Kansas Development Finance Authority, 5.00% coupon, due 2040; University of Kansas Hospital, 5.00% coupon, due 2028; and Kansas Development Finance Authority, Kansas Projects, 4.125% coupon, due 2031.

The Kansas Insured Intermediate Fund began the period at $11.22 per share and ended the period at $11.76 per share for a total return of 6.25%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 5.94%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Wichita Water & Sewer, 5.00% coupon, due 2017; Dodge School District USD# 443, 4.00% coupon, due 2016; and Butler County USD# 394, 5.00% coupon, due 2023.

The Nebraska Municipal Fund began the period at $10.20 per share and ended the period at $10.64 per share for a total return of 6.07%*. This compares to the Barclays Capital Municipal Index's return of 7.36%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Lincoln Haymarket Facilities, 5.00% coupon, due 2042; Omaha Sanitation & Sewer, 4.00% coupon, due 2031; and Ralston Arena General Obligation, 4.50% coupon, due 2031.

The Oklahoma Municipal Fund began the period at $11.24 per share and ended the period at $11.89 per share for a total return of 7.39%*. This compares to the Barclays Capital Municipal Index's return of 7.36%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Midwest City Municipal Authority, 5.00% coupon, due 2025; Oklahoma Turnpike Authority, 5.00% coupon, due 2030; and Oklahoma Capital Improvement Authority, 4.00% coupon, due 2024.

The Maine Municipal Fund began the period at $10.77 per share and ended the period at $11.34 per share for a total return of 6.97%*. This compares to the Barclays Capital Municipal Index's return of 7.36%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. A recent purchase during the period included: Maine Health & Higher Education, 4.75% coupon, due 2031.

The New Hampshire Municipal Fund began the period at $10.66 per share and ended the period at $11.09 per share for a total return of 5.70%*. This compares to the Barclays Capital Municipal Index's return of 7.36%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Portsmouth Capital Improvement, 4.00% coupon, due 2030; New Hampshire Housing Finance Authority 4.875% coupon, due 2028; and New Hampshire Health & Education Facilities 5.00% coupon, due 2028.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.30%, 1.13%, 1.33%, 1.32%, 1.41%, and 1.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,348	$9,907	$10,671
7/31/03	$10,271	$9,834	$11,054
7/30/04	$10,446	$10,002	$11,694
7/29/05	$10,469	$10,023	$12,438
7/31/06	$10,928	$10,463	$12,756
7/31/07	$11,262	$10,783	$13,300
7/31/08	$11,589	$11,095	$13,678
7/31/09	$12,059	$11,546	$14,376
7/30/10	$12,797	$12,252	$15,693
7/29/11	$13,183	$12,622	$16,200
1/31/12	$14,018	$13,421	$17,393

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(November 15, 1990)
Without sales charge	12.38%	6.99%	4.75%	3.10%	4.63%
With sales charge (4.25%)	7.66%	5.44%	3.85%	2.66%	4.42%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/31/01	$10,000	$9,723	$10,000
7/31/02	$10,412	$10,123	$10,713
7/31/03	$10,543	$10,251	$11,126
7/30/04	$10,787	$10,488	$11,632
7/29/05	$10,706	$10,410	$12,092
7/31/06	$11,141	$10,833	$12,352
7/31/07	$11,514	$11,195	$12,838
7/31/08	$12,045	$11,711	$13,587
7/31/09	$12,674	$12,323	$14,675
7/30/10	$13,340	$12,971	$15,792
7/29/11	$13,657	$13,279	$16,495
1/31/12	$14,511	$14,109	$17,476

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(November 23, 1992)
Without sales charge	11.49%	5.66%	5.07%	3.49%	4.19%
With sales charge (2.75%)	8.40%	4.69%	4.48%	3.21%	4.04%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,406	$9,963	$10,671
7/31/03	$10,322	$9,882	$11,054
7/30/04	$10,692	$10,237	$11,694
7/29/05	$10,673	$10,218	$12,438
7/31/06	$11,196	$10,719	$12,756
7/31/07	$11,550	$11,058	$13,300
7/31/08	$11,872	$11,366	$13,678
7/31/09	$12,312	$11,787	$14,376
7/30/10	$13,006	$12,452	$15,693
7/29/11	$13,434	$12,861	$16,200
1/31/12	$14,248	$13,641	$17,393

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(November 17, 1993)
Without sales charge	12.53%	6.47%	4.54%	3.28%	4.05%
With sales charge (4.25%)	7.80%	4.95%	3.64%	2.83%	3.80%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,546	$10,097	$10,671
7/31/03	$10,575	$10,125	$11,054
7/30/04	$10,963	$10,496	$11,694
7/29/05	$11,293	$10,813	$12,438
7/31/06	$11,789	$11,287	$12,756
7/31/07	$12,155	$11,637	$13,300
7/31/08	$12,277	$11,755	$13,678
7/31/09	$12,803	$12,258	$14,376
7/30/10	$13,778	$13,191	$15,693
7/29/11	$14,350	$13,739	$16,200
1/31/12	$15,410	$14,754	$17,393

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(September 25, 1996)
Without sales charge	14.59%	8.69%	5.06%	4.04%	4.53%
With sales charge (4.25%)	9.68%	7.12%	4.16%	3.58%	4.24%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/01	$10,000	$9,577	$10,000
7/31/02	$10,517	$10,072	$10,671
7/31/03	$10,752	$10,297	$11,054
7/30/04	$11,176	$10,704	$11,694
7/29/05	$11,094	$10,625	$12,438
7/31/06	$11,550	$11,062	$12,756
7/31/07	$11,884	$11,382	$13,300
7/31/08	$12,291	$11,772	$13,678
7/31/09	$12,933	$12,386	$14,376
7/30/10	$13,643	$13,067	$15,693
7/29/11	$13,984	$13,392	$16,200
1/31/12	$14,958	$14,326	$17,393

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(December 5, 1991)
Without sales charge	13.55%	5.80%	4.94%	3.94%	4.95%
With sales charge (4.25%)	8.70%	4.27%	4.02%	3.49%	4.73%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/01	$10,000	$9,573	$10,000
7/31/02	$10,522	$10,072	$10,671
7/31/03	$10,768	$10,308	$11,054
7/30/04	$11,278	$10,796	$11,694
7/29/05	$11,074	$10,601	$12,438
7/31/06	$11,490	$10,999	$12,756
7/31/07	$11,838	$11,332	$13,300
7/31/08	$12,278	$11,753	$13,678
7/31/09	$12,848	$12,299	$14,376
7/30/10	$13,539	$12,960	$15,693
7/29/11	$13,896	$13,302	$16,200
1/31/12	$14,688	$14,060	$17,393

Average Annual Total Returns for the periods ended January 31, 2012

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	10.47%	5.76%	4.64%	3.70%	4.58%
With sales charge (4.25%)	5.78%	4.23%	3.73%	3.25%	4.34%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

General Obligation	24.2%
Health Care	20.0%
Other Revenue	18.3%
Utilities	17.7%
Transportation	6.3%
Education	5.6%
Housing	5.0%
Cash Equivalents and Other	2.9%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (5.6%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$369,267
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	312,618
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	466,992
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	219,462
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	542,925
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) Rev 5.000% 07/01/19	700,000	731,682
		2,642,946
General Obligation (24.2%)
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	240,000	260,868
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,756
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	385,524
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,055,310
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	284,360
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	231,320
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,142,360
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,199,581
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	556,415
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	269,878
Junction City KS Unlimited GO 4.100% 09/01/20	100,000	114,589
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	114,712
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	115,511
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,160,900
Manhattan KS GO 5.000% 11/01/28	130,000	151,336
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	274,192
Newton KS Unlimited GO 4.750% 09/01/29	435,000	498,062
Park City KS 6.000% 12/01/29	500,000	610,105
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	280,672
Salina KS GO 4.625% 10/01/27	200,000	222,578
Sedgwick Cnty KS Uni Sch Dist #262 5.000% 09/01/28	500,000	571,565
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	547,610
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	752,078
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	565,775
		11,376,057
Health Care (20.0%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,084,260
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	288,930
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	288,965
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	116,046
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	264,472
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/2040	500,000	532,955
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	538,090
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	529,475
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	270,667
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,041,330
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	813,241
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	533,470
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	313,005
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	250,000	250,077
Manhattan KS (Mercy Health Ctr) Hosp Rev 5.200% 08/15/26	250,000	250,098
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	533,990
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	269,550
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,050,340
Univ KS Hosp Auth 5.000% 09/01/26	100,000	107,286
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	330,180
		9,406,427
Housing (5.0%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	120,000	120,276
*Olathe KS Multifamily Hsg Rev Ref (Bristol Pointe) 5.700% 11/01/27	2,210,000	2,215,039
		2,335,315
Other Revenue (18.3%)
Coffeyville KS Pub Bldg (Coffeyville Med Ctr) Rev 5.000% 08/01/22	250,000	251,595
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,143,290
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,741
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	533,835
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	120,000	120,148
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,448,181
KS Dev Fin Auth Rev St of KS Proj 5.000% 11/01/34	500,000	555,325
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	280,195
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	250,000	290,080
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	263,432
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	275,580
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	144,758
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	175,000	191,399
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	545,410
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	562,745
Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,121,670
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	298,110
		8,596,494
Transportation (6.3%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	267,410
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	285,503
KS Tpk Auth Rev 5.250% 09/01/21	500,000	516,130
KS Tpk Auth Rev 5.000% 09/01/24	330,000	336,815
KS Tpk Auth Rev 5.000% 09/01/25	750,000	765,488
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	480,000	528,173
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	105,000	107,054
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	157,606
		2,964,179
Utilities (17.7%)
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,039,480
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	258,765
KS Dev Fin Auth (Wtr Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,037,440
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/23	1,000,000	1,035,800
KS Dev Fin Auth Rev (Wtr Pollution) 5.000% 11/01/28	250,000	261,130
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	750,000	839,370
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	772,478
Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,581,013
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	539,005
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	100,000	114,451
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	586,035
Wyandotte Cnty KS Util Rev 5.000% 09/01/36	250,000	273,743
		8,338,710

TOTAL MUNICIPAL BONDS (COST: $42,461,555)		$45,660,128

SHORT-TERM SECURITIES (1.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $787,601)	787,601	$787,601

TOTAL INVESTMENTS IN SECURITIES (COST: $43,249,156) (98.8%)		$46,447,729
OTHER ASSETS LESS LIABILITIES (1.2%)		574,438

NET ASSETS (100.0%)		$47,022,167

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. As of January 31, 2012, the Fund had no when-issued purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

General Obligation	67.2%
Other Revenue	13.6%
Utilities	6.3%
Cash Equivalents and Other	4.6%
Education	2.9%
Health Care	2.4%
Housing	1.6%
Transportation	1.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.4%)

Education (2.9%)
Johnson Cnty KS Cmnty College Student Commons & Pkg 5.000% 11/15/19	$235,000	$241,371
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	116,751
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) Rev 5.000% 07/01/19	255,000	266,541
		624,663
General Obligation (67.2%)
*Butler Cnty KS USD #402 5.250% 09/01/21	560,000	662,334
*Butler Cnty KS USD #385 5.000% 09/01/18	500,000	600,400
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	195,785
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	120,338
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	115,264
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	548,991
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	135,000	146,738
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	5,000	5,378
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	253,797
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	110,395
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	132,211
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	295,880
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	441,011
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	279,410
*Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	554,415
Franklin Cnty KS USD# 290 4.000% 09/01/16	100,000	106,596
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	699,907
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	283,237
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	115,660
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	175,302
*Junction City KS Unlimited GO 4.100% 09/01/20	500,000	572,945
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	114,384
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	339,387
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	239,642
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	346,800
Whichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	121,364
Miami Cnty KS USD #416 Louisberg 4.000% 09/01/13	50,000	52,448
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	304,774
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	167,935
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	383,236
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	120,870
Olathe KS GO 4.000% 10/01/19	100,000	111,462
Park City KS 5.100% 12/01/20	200,000	242,312
Park City KS 5.500% 12/01/24	100,000	122,052
PR Comwlth Pub Impt 5.500% 07/01/19	100,000	115,375
PR Comwlth Pub Impt 5.250% 07/01/20	140,000	159,085
PR Comwlth Pub Impt Ref 5.500% 07/01/18	300,000	349,854
PR Comwlth Pub Impt Ref 5.500% 07/01/20	350,000	391,023
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	284,090
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	292,133
Sedgwick Cnty KS UNI Sch Dist #262 5.000% 09/01/18	100,000	123,296
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	846,300
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	281,608
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	629,371
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	433,415
Wichita KS GO 4.500% 09/01/22	150,000	170,033
Wichita KS GO 4.750% 09/01/27	180,000	205,189
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	169,649
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	287,608
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	120,872
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	269,783
		14,211,344
Health Care (2.4%)
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	500,000	500,155

Housing (1.6%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	240,000	240,223
Olathe KS Multifamily Hsg Rev Ref (Bristol Pointe) 5.250% 11/01/12	105,000	105,111
		345,334
Other Revenue (13.6%)
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	368,237
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	397,299
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	110,264
KS Dev Fin Auth Pub Wtr 5.000% 04/01/24	100,000	100,768
KS Dev Fin Auth KS Proj 5.250% 10/01/22	100,000	102,890
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	115,000	115,141
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	275,435
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	146,423
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	100,000	116,032
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	144,758
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	556,435
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	446,708
		2,880,390
Transportation (1.4%)
KS Tpk Auth Rev 4.875% 09/01/27	100,000	102,640
KS Tpk Auth Rev 5.000% 09/01/24	200,000	204,130
		306,770
Utilities (6.3%)
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/16	155,000	175,652
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	291,538
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	287,885
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	200,000	228,902
Wyandotte Cnty KS Util Rev 5.000% 09/01/27	100,000	107,074
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	235,640
		1,326,691

TOTAL MUNICIPAL BONDS (COST: $18,782,977)		$20,195,347

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $545,115)	545,115	$545,115

TOTAL INVESTMENTS IN SECURITIES (COST: $19,328,092) (98.0%)		$20,740,462
OTHER ASSETS LESS LIABILITIES (2.0%)		419,514

NET ASSETS (100.0%)		$21,159,976

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

Education	28.3%
Utilities	27.1%
General Obligation	20.2%
Health Care	11.0%
Other Revenue	6.9%
Housing	2.4%
Transportation	2.1%
Cash Equivalents and Other	2.0%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (28.3%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$391,496
Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,683,960
Lincoln NE Ed & Fac Rev (Wesleyan Univ.) 4.000% 04/01/32	1,000,000	1,002,840
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	208,104
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,046,160
NE Ed Fin Auth (Wesleyan Univ) Rev 5.500% 04/01/27	1,000,000	1,002,410
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	278,015
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	412,900
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	576,255
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	642,294
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	274,670
Univ of NE Brd of Regt (Heath & Rec Proj) 5.000% 05/15/33	600,000	667,224
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	278,322
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	279,152
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	306,589
Univ of NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	255,282
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,131,010
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	261,372
*Univ of PR 5.000% 06/01/17	650,000	689,013
		11,387,068
General Obligation (20.2%)
Douglas Cnty NE Sch Dist #59 4.550% 12/15/32	635,000	641,325
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	257,745
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	264,532
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	562,395
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	262,027
Lancaster Cnty NE Sch Dist #1 (Lincoln Pub Schools) GO 5.250% 01/15/22	500,000	508,630
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	414,376
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	106,854
Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,691,945
Omaha NE Various Purpose 5.000% 05/01/22	250,000	258,472
Omaha NE Various Purpose 4.250% 10/15/26	500,000	544,450
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	301,817
Papillion NE GO 4.350% 12/15/27	250,000	252,892
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	285,760
PR Comwlth Pub Impt 5.500% 07/01/21	500,000	558,230
Ralston NE Arena GO 4.500% 09/15/31	500,000	518,850
Saunders Cnty NE GO 5.000% 11/01/30	250,000	251,117
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	458,097
		8,139,514
Health Care (11.0%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,260
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	267,685
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,183
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	284,413
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	830,187
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	450,520
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,055,420
NE Invmt Fin Auth (Great Plains Regl Med Ctr) Rev 5.450% 11/15/22	750,000	755,047
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	276,920
		4,420,635
Housing (2.4%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	273,930
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,540
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	548,215
		957,685
Other Revenue (6.9%)
Lincoln W Haymarket Pub Facs 5.000% 12/15/42	750,000	840,532
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	529,185
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,075
*Omaha NE (Riverfront Proj) Special Obligation 5.500% 02/01/29	1,000,000	1,010,000
PR Sales Tax Fin Corp Sales Tax Rev First Sub-SER A 5.000% 08/01/24	250,000	284,523
		2,784,315
Transportation (2.1%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	592,280
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	100,000	101,956
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	163,041
		857,277
Utilities (27.1%)
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	262,202
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	260,860
Dawson NE Pub Pwr Elec Sys Rev 4.750% 12/01/32	250,000	254,365
Fremont NE Combined Utilities Rev 5.000% 10/15/21	500,000	503,190
*Lincoln NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,022,030
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	270,410
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	269,405
Lincoln NE Wtr Rev 5.000% 08/15/22	575,000	584,304
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	282,865
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	273,118
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	229,295
#Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	111,779
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	264,353
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	433,516
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	291,873
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	112,930
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,050,070
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	650,000	769,061
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	267,355
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	274,013
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	104,105
NE Pub Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	274,338
NE Pub Pwr Generation Agy Whelan Energy Rev 5.000% 01/01/32	1,000,000	1,070,320
NE Pub Pwr Generation Agy Whelan Energy Ctr 5.000% 01/01/27	250,000	276,048
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	291,538
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	291,830
*Washington Cnty NE Wastewater Facs Rev (Cargill Proj) 4.850% 04/01/35	800,000	801,504
		10,896,677

TOTAL MUNICIPAL BONDS (COST: $37,111,061)		$39,443,171

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $755,947)	755,947	$755,947

TOTAL INVESTMENTS IN SECURITIES (COST: $37,867,008) (99.9%)		$40,199,118
OTHER ASSETS LESS LIABILITIES (0.1%)		33,932

NET ASSETS (100.0%)		$40,233,050

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012.
# When-issued purchase as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

Utilities	33.3%
Education	25.9%
Other Revenue	13.5%
Transportation	12.5%
General Obligation	5.9%
Cash Equivalents and Other	4.1%
Housing	3.4%
Health Care	1.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS (95.9%)

Education (25.9%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$355,733
OK Agric & Mech Colleges Rev OK St Univ 5.000% 07/01/39	140,000	154,242
OK Agric & Mech Colleges Rev OK St Univ 4.400 8/1/39	1,380,000	1,454,534
OK Colleges Brd of Regt OK St Univ Rev 4.375% 08/01/35	200,000	210,662
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	806,085
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	140,000	140,020
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,064
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	274,015
OK Dev Fin Auth (OK St Syst Higher Ed) 4.900% 12/01/22	200,000	207,736
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	273,560
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	154,648
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	257,545
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	545,135
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	271,987
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,071,600
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	244,195
OK Colleges Brd of Regt (Research Fac) Rev 4.800% 03/01/28	670,000	685,350
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	260,677
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	267,682
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,087,150
OK Colleges Brd of Regt Student Hsg Rev 5.000% 11/01/27	1,000,000	1,016,580
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	269,505
#University of Oklahoma Rev 5.000% 7/01/2027	290,000	323,828
		10,432,533
General Obligation (5.9%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	196,783
Broken Arrow Untld GO 4.125% 08/01/31	250,000	274,395
Oklahoma City OK 4.250% 03/01/22	110,000	119,205
Oklahoma City OK 5.000% 03/01/27	400,000	460,032
OK Wtr Resources Brd 5.000% 04/01/28	500,000	588,100
Tulsa OK GO 4.500% 03/01/23	700,000	747,201
		2,385,716
Health Care (1.4%)
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 5.750% 02/15/25	125,000	125,054
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 6.000% 02/15/29	100,000	100,041
OK Dev Fin Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,021
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	269,585
		544,701
Housing (3.4%)
*OK Hsg Fin 5.050% 09/01/23	590,000	609,122
OK Hsg Fin 5.150% 09/01/29	300,000	307,494
OK Hsg Fin 5.200% 09/01/32	300,000	307,296
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	60,000	63,052
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	60,000	62,558
		1,349,522
Other Revenue (13.5%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	298,303
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	268,170
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	282,527
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	282,985
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/1/31	155,000	163,877
OK Dev Fin Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	280,050
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	121,062
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	257,305
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	256,965
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	540,340
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	109,856
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	109,336
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	220,340
*OK St Student Loan Auth 5.625% 06/01/31	70,000	71,648
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	288,300
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	553,440
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	451,739
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	246,086
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	264,673
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	384,415
		5,451,417
Transportation (12.5%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	286,625
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	280,300
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	271,510
*OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,138,180
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,131,720
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	296,338
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	267,553
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	294,598
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	136,423
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	136,423
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	524,950
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	261,783
		5,026,403
Utilities (33.3%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	111,493
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	461,282
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	162,686
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	269,945
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	207,562
Glenpool Util Rev 5.100% 12/01/35	250,000	279,750
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,174,110
Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,259,740
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	533,850
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	102,000
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	260,670
Midwest City Municipal Auth Cap Impt Rev 5.000% 3/1/25	2,000,000	2,382,440
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	449,327
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	260,393
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	262,808
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev Ref 5.000% 07/01/31	250,000	297,708
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,776,439
Sallisaw OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	110,060
Sapulpa Mun Auth Util Rev 5.125% 01/01/32	250,000	261,045
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	107,606
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	650,260
		13,381,174

TOTAL MUNICIPAL BONDS (COST: $36,067,546)		$38,571,466

SHORT-TERM SECURITIES (4.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,709,710)	1,709,710	$1,709,710

TOTAL INVESTMENTS IN SECURITIES (COST: $37,777,256) (100.1%)		$40,281,176
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(44,325)

TOTAL ASSETS (100.0%)		$40,236,851

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012
# When-issued purchase as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

General Obligation	25.3%
Transportation	17.1%
Health Care	17.0%
Education	16.6%
Utilities	8.6%
Other Revenue	6.3%
Housing	5.7%
Cash Equivalents and Other	3.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (16.6%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$185,000	$206,245
ME Ed Loan Auth 4.450% 12/01/25	100,000	110,681
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	789,110
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,546
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	150,838
Maine Hlth & Higher Ed Facs Rev 4.750% 07/01/31	250,000	268,898
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,098
Univ of ME Sys Rev 4.625% 03/01/29	100,000	106,931
Univ of ME Sys Rev 4.750% 03/01/37	550,000	577,753
Univ of PR 5.000% 06/01/17	500,000	530,010
		2,887,110
General Obligation (25.3%)
Bangor ME 4.000% 09/01/24	155,000	174,921
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	164,636
Gray ME Unlimited GO 4.000% 10/15/26	280,000	318,559
Gray ME Unlimited GO 4.000% 10/15/27	280,000	314,672
Lewiston ME GO 5.000% 04/01/22	500,000	532,515
Lewiston ME GO 5.000% 04/01/24	250,000	266,945
Lewiston ME GO 4.500% 01/15/25	200,000	213,884
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	289,903
Portland ME 4.250% 05/01/29	150,000	164,225
Portland ME 4.125% 10/01/29	100,000	111,072
Saco ME GO 4.000% 04/01/28	100,000	110,728
Scarborough ME GO 4.400% 11/01/31	250,000	262,243
Scarborough ME GO 4.400% 11/01/32	480,000	500,779
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	279,538
Westbrook ME GO 4.250% 10/15/20	180,000	190,114
*Yarmouth ME 5.000% 11/15/19	500,000	516,870
		4,411,604
Health Care (17.0%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	195,000	210,169
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	282,765
ME Health & Higher Ed Facs Auth Rev (ME Maritime Academy) 5.000% 07/01/25	340,000	361,121
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	510,000	544,991
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	301,085
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	269,482
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	210,032
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	237,704
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	542,140
		2,959,489
Housing (5.7%)
ME St Hsg Auth 5.000% 11/15/29	350,000	367,080
ME St Hsg Auth 4.700% 11/15/27	250,000	259,880
ME St Hsg Auth 4.375% 11/15/25	100,000	104,042
ME St Hsg Auth 5.150% 11/15/32	250,000	254,402
		985,404
Other Revenue (6.3%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	131,197
ME Mun Bd Bk (Swr & Wtr) Rev 4.900% 11/01/24	100,000	105,514
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	646,551
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	222,912
		1,106,174
Transportation (17.1%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,198,990
ME St Tpk Auth 5.000% 07/01/33	450,000	461,673
ME St Tpk Auth 5.125% 07/01/30	500,000	530,940
Portland ME Airport Rev 5.000% 07/01/32	500,000	512,200
Portland ME Airport Rev 5.250% 01/01/35	250,000	271,160
		2,974,963
Utilities (8.6%)
Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	568,810
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	544,750
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	100,000	105,986
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	250,000	279,790
		1,499,336

TOTAL MUNICIPAL BONDS (COST: $15,602,108)		$16,824,080

SHORT-TERM SECURITIES (2.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $474,346)	474,346	$474,346

TOTAL INVESTMENTS IN SECURITIES (COST: $16,076,454) (99.3%)		$17,298,426
OTHER ASSETS LESS LIABILITIES (0.7%)		128,340

NET ASSETS (100.0%)		$17,426,766

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2012 (unaudited)

General Obligation	38.5%
Health Care	16.9%
Housing	14.7%
Utilities	10.0%
Other Revenue	7.5%
Cash Equivalents and Other	6.3%
Education	3.7%
Transportation	2.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.7%)

Education (3.7%)
Univ of PR 5.000% 06/01/17	$150,000	$159,003

General Obligation (38.5%)
Concord NH GO 4.600% 10/15/14	100,000	100,077
Gorham NH GO 4.850% 04/01/14	65,000	65,016
*Hampton NH GO 4.000% 12/15/20	200,000	218,246
Hillsborough NH GO 4.000% 11/01/20	100,000	106,769
Hillsborough NH GO 4.000% 11/01/21	100,000	107,836
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	116,119
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	111,632
NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	197,769
NH St Cap Impt GO 4.750% 03/01/27	100,000	113,659
Portsmouth NH GO 4.000% 08/01/19	100,000	109,153
Portsmouth Cap Impt GO 4.000% 12/01/30	100,000	108,856
Rochester NH GO 4.750% 07/15/20	300,000	323,871
		1,679,003
Health Care (16.9%)
*NH Health & Ed Facs Auth (Exeter) 5.500% 10/01/15	120,000	121,506
NH Health & Ed Facs Auth (Exeter) 5.625% 10/01/16	20,000	20,240
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	106,242
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	108,544
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	106,610
NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	155,847
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	120,434
		739,423
Housing (14.7%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	85,000	86,210
NH St Hsg Single Fam Rev 5.000% 07/01/30	80,000	81,396
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	102,004
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	156,027
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	100,000	111,326
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	106,743
		643,706
Other Revenue (7.5%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	158,062
PR Sales Tax Fin Corp Sales Tax Rev First Sub-SER A 5.000% 08/01/24	150,000	170,714
		328,776
Transportation (2.4%)
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	45,000	45,880
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	55,000	59,782
		105,662
Utilities (10.0%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	108,601
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	270,925
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	55,000	58,292
		437,818

TOTAL MUNICIPAL BONDS (COST: $3,818,099)		$4,093,391

SHORT-TERM SECURITIES (4.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $202,632)	202,632	$202,632

TOTAL INVESTMENTS IN SECURITIES (COST: $4,020,731) (98.3%)		$4,296,023
OTHER ASSETS LESS LIABILITIES (1.7%)		72,800

NET ASSETS (100.0%)		$4,368,823

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2012 (unaudited)

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$43,249,156	$19,328,092	$37,867,008

Investments in securities, at fair value	$46,447,729	$20,740,462	$40,199,118
Receivable for Fund shares sold	25,000	200,000	98,969
Accrued dividends receivable	8	6	9
Accrued interest receivable	628,078	294,945	423,432
Prepaid expenses	2,242	2,218	6,543
Total assets	$47,103,057	$21,237,631	$40,728,071

LIABILITIES
Payable for securities purchased	$0	$0	$424,409
Payable for Fund shares redeemed	1,476	179	0
Trustees' fees payable	267	120	228
Payable to affiliates	42,370	11,295	36,387
Accrued expenses	12,404	6,561	9,668
Disbursements in excess of demand deposit cash	24,373	59,500	24,329
Total liabilities	$80,890	$77,655	$495,021

NET ASSETS	$47,022,167	$21,159,976	$40,233,050

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$48,513,923	$20,594,342	$39,598,080
Accumulated net realized gain (loss) on investments	(4,692,189)	(847,345)	(1,702,483)
Accumulated undistributed net investment income (loss)	1,860	609	5,343
Unrealized appreciation (depreciation) on investments	3,198,573	1,412,370	2,332,110

NET ASSETS	$47,022,167	$21,159,976	$40,233,050

Shares outstanding	4,229,312	1,799,319	3,780,636
Net asset value per share*	$11.12	$11.76	$10.64
Public offering price (sales charge of 4.25%, 2.75%, and 4.25%, respectively)	$11.61	$12.09	$11.11

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2012 (unaudited)

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$37,777,256	$16,076,454	$4,020,731

Investments in securities, at fair value	$40,281,176	$17,298,426	$4,296,024
Receivable for Fund shares sold	0	0	55,027
Accrued dividends receivable	25	3	1
Accrued interest receivable	359,426	162,836	35,076
Prepaid expenses	2,574	1,173	394
Total assets	$40,643,201	$17,462,438	$4,386,522

LIABILITIES
Payable for securities purchased	$320,676	$0	$0
Payable for Fund shares redeemed	0	0	4,500
Trustees' fees payable	224	99	25
Payable to affiliates	32,604	13,901	4,878
Accrued expenses	9,470	5,812	2,945
Disbursements in excess of demand deposit cash	43,376	15,860	5,351
Total liabilities	$406,350	$35,672	$17,699

NET ASSETS	$40,236,851	$17,426,766	$4,368,823

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$39,626,931	$16,509,629	$4,205,160
Accumulated net realized gain (loss) on investments	(1,894,502)	(313,066)	(116,370)
Accumulated undistributed net investment income (loss)	502	8,231	4,740
Unrealized appreciation (depreciation) on investments	2,503,920	1,221,972	275,293

NET ASSETS	$40,236,851	$17,426,766	$4,368,823

Shares outstanding	3,384,538	1,537,385	393,975
Net asset value per share*	$11.89	$11.34	$11.09
Public offering price (sales charge of 4.25%, 4.25%, and 4.25%, respectively)	$12.42	$11.84	$11.58

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2012 (unaudited)

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,040,940	$351,523	$824,494
Dividends	248	77	229
Total investment income	$1,041,188	$351,600	$824,723

EXPENSES
Investment advisory fees	$115,274	$50,713	$93,881
Distribution (12b-1) fees	57,637	0	46,940
Transfer agent fees	32,277	14,200	26,287
Administrative service fees	44,344	26,266	38,353
Professional fees	4,977	2,718	4,086
Reports to shareholders	2,006	768	1,371
License, fees, and registrations	1,430	2,234	3,908
Audit fees	6,664	2,944	5,371
Trustees' fees	1,506	661	1,215
Transfer agent out-of-pockets	1,494	522	733
Custodian fees	3,456	1,992	2,805
Legal fees	2,810	1,229	2,244
Insurance expense	626	286	508
Total expenses	$274,501	$104,533	$227,702
Less expenses waived or reimbursed	(27,815)	(28,463)	(26,797)
Total net expenses	$246,686	$76,070	$200,905

NET INVESTMENT INCOME (LOSS)	$794,502	$275,530	$623,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,365	$259	$0
Net change in unrealized appreciation (depreciation) of investments	2,012,260	950,728	1,608,477
Net realized and unrealized gain (loss) on investments	$2,029,625	$950,987	$1,608,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,824,127	$1,226,517	$2,232,295

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2012 (unaudited)

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$750,791	$355,282	$92,687
Dividends	620	46	30
Total investment income	$751,411	$355,328	$92,717

EXPENSES
Investment advisory fees	$92,401	$42,025	$10,855
Distribution (12b-1) fees	46,201	21,013	5,428
Transfer agent fees	25,872	11,767	3,039
Administrative service fees	37,939	23,834	15,106
Professional fees	4,086	2,437	1,383
Reports to shareholders	1,151	709	170
License, fees, and registrations	1,902	1,207	590
Audit fees	5,370	2,408	647
Trustees' fees	1,188	548	142
Transfer agent out-of-pockets	293	466	118
Custodian fees	2,934	1,603	894
Legal fees	2,221	1,020	268
Insurance expense	469	239	59
Total expenses	$222,027	$109,276	$38,699
Less expenses waived or reimbursed	(24,288)	(19,342)	(15,469)
Total net expenses	$197,739	$89,934	$23,230

NET INVESTMENT INCOME (LOSS)	$553,672	$265,394	$69,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$60,781	$36	$4,556
Net change in unrealized appreciation (depreciation) of investments	2,014,625	863,737	163,660
Net realized and unrealized gain (loss) on investments	$2,075,406	$863,773	$168,216

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,629,078	$1,129,167	$237,703

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2012 (unaudited)

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$794,502	$275,530	$623,818
Net realized gain (loss) from investment transactions	17,365	259	0
Net change in unrealized appreciation (depreciation) on investments	2,012,260	950,728	1,608,477
Net increase (decrease) in net assets resulting from operations	$2,824,127	$1,226,517	$2,232,295

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(794,177)	$(275,443)	$(623,239)
Total distributions	$(794,177)	$(275,443)	$(623,239)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,066,677	$1,386,628	$3,939,774
Proceeds from reinvested dividends	515,489	210,215	421,121
Cost of shares redeemed	(2,765,153)	(1,029,134)	(1,544,857)
Net increase (decrease) in net assets resulting from capital share transactions	$(182,987)	$567,709	$2,816,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,846,963	$1,518,783	$4,425,094
NET ASSETS, BEGINNING OF PERIOD	$45,175,204	$19,641,193	$35,807,956
NET ASSETS, END OF PERIOD	$47,022,167	$21,159,976	$40,233,050

Accumulated undistributed net investment income	$1,860	$609	$5,343

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2012 (unaudited)

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$553,672	$265,394	$69,487
Net realized gain (loss) from investment transactions	60,781	36	4,556
Net change in unrealized appreciation (depreciation) on investments	2,014,625	863,737	163,660
Net increase (decrease) in net assets resulting from operations	$2,629,078	$1,129,167	$237,703

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(553,624)	$(264,764)	$(68,624)
Total distributions	$(553,624)	$(264,764)	$(68,624)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$6,232,287	$889,869	$491,280
Proceeds from reinvested dividends	290,139	168,429	36,008
Cost of shares redeemed	(1,516,591)	(672,427)	(477,163)
Net increase (decrease) in net assets resulting from capital share transactions	$5,005,835	$385,871	$50,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	$7,081,289	$1,250,274	$219,204
NET ASSETS, BEGINNING OF PERIOD	$33,155,562	$16,176,492	$4,149,619
NET ASSETS, END OF PERIOD	$40,236,851	$17,426,766	$4,368,823

Accumulated undistributed net investment income	$502	$8,231	$4,740

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,621,539	$598,846	$1,190,025
Net realized gain (loss) from investment transactions	(59,397)	44,317	(25,426)
Net change in unrealized appreciation (depreciation) on investments	(263,631)	(299,952)	(16,736)
Net increase (decrease) in net assets resulting from operations	$1,298,511	$343,211	$1,147,863

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,620,878)	$(598,582)	$(1,188,996)
Total distributions	$(1,620,878)	$(598,582)	$(1,188,996)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,463,632	$5,259,075	$4,642,515
Proceeds from reinvested dividends	1,038,233	458,785	804,157
Cost of shares redeemed	(5,468,956)	(5,990,154)	(3,413,420)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,967,091)	$(272,294)	$2,033,252

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,289,458)	$(527,665)	$1,992,119
NET ASSETS, BEGINNING OF PERIOD	$47,464,662	$20,168,858	$33,815,837
NET ASSETS, END OF PERIOD	$45,175,204	$19,641,193	$35,807,956

Accumulated undistributed net investment income	$1,536	$522	$4,765

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,241,451	$520,249	$130,505
Net realized gain (loss) from investment transactions	(80,894)	46,055	10,198
Net change in unrealized appreciation (depreciation) on investments	27,718	(217,229)	(35,310)
Net increase (decrease) in net assets resulting from operations	$1,188,275	$349,075	$105,393

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,241,211)	$(518,313)	$(128,976)
Total distributions	$(1,241,211)	$(518,313)	$(128,976)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,632,863	$1,567,031	$486,647
Proceeds from reinvested dividends	621,775	321,190	69,525
Cost of shares redeemed	(8,551,787)	(2,009,232)	(241,435)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,297,149)	$(121,011)	$314,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,350,085)	$(290,249)	$291,154
NET ASSETS, BEGINNING OF PERIOD	$35,505,647	$16,466,741	$3,858,465
NET ASSETS, END OF PERIOD	$33,155,562	$16,176,492	$4,149,619

Accumulated undistributed net investment income	$453	$7,602	$3,877

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 29, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2007.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of January 31, 2012:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$787,601	$0	$0	$787,601
	Municipal Bonds	0	45,660,128	0	45,660,128
	Total	$787,601	$45,660,128	$0	$46,447,729
KS Insured Fund	Short-Term Securities	$545,115	$0	$0	$545,115
	Municipal Bonds	0	20,195,347	0	20,195,347
	Total	$545,115	$20,195,347	$0	$20,740,462
NE Muni Fund	Short-Term Securities	$755,947	$0	$0	$755,947
	Municipal Bonds	0	39,443,171	0	39,443,171
	Total	$755,947	$39,443,171	$0	$40,199,118
OK Muni Fund	Short-Term Securities	$1,709,710	$0	$0	$1,709,710
	Municipal Bonds	0	38,571,466	0	38,571,466
	Total	$1,709,710	$38,571,466	$0	$40,281,176
ME Muni Fund	Short-Term Securities	$474,346	$0	$0	$474,346
	Municipal Bonds	0	16,824,080	0	16,824,080
	Total	$474,346	$16,824,080	$0	$17,298,426
NH Muni Fund	Short-Term Securities	$202,632	$0	$0	$202,632
	Municipal Bonds	0	4,093,391	0	4,093,391
	Total	$202,632	$4,093,391	$0	$4,296,023

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2012. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2012. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2012.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2012, were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$2,101,930	$1,824,482	$4,653,281	$10,513,777	$245,920	$495,113
Sales	$2,672,545	$1,486,500	$1,395,000	$5,425,100	$212,100	$381,198

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/31/12:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	190,169	120,363	379,686	541,303	80,991	45,477
Shares issued on reinvestment of dividends	47,494	18,299	40,463	25,139	15,267	3,326
Shares redeemed	(255,534)	(89,714)	(148,454)	(132,058)	(61,436)	(44,095)
Net increase (decrease)	(17,871)	48,948	271,695	434,384	34,822	4,708
Shares outstanding	4,229,312	1,799,319	3,780,636	3,384,538	1,537,385	393,975

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/29/11:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	232,909	466,590	461,449	507,427	145,938	46,271
Shares issued on reinvestment of dividends	98,452	41,160	79,726	56,107	30,108	6,567
Shares redeemed	(521,731)	(543,714)	(340,504)	(785,301)	(190,757)	(23,191)
Net increase (decrease)	(190,370)	(35,964)	200,671	(221,767)	(14,711)	29,647
Shares outstanding	4,247,183	1,750,371	3,508,941	2,950,154	1,502,563	389,267

NOTE 6: Income Tax Information

At January 31, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$43,247,296	$19,327,483	$37,861,665	$37,776,754	$16,068,223	$4,015,991
Unrealized appreciation	$3,200,433	$1,413,643	$2,338,409	$2,509,126	$1,230,203	$280,033
Unrealized depreciation	0	(664)	(956)	(4,704)	0	0
Net*	$3,200,433	$1,412,979	$2,337,453	$2,504,422	$1,230,203	$280,033

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund	Fund
Six Months Ended 1/31/12	$794,177	$275,443	$623,239	$553,624	$264,764	$68,624
Year Ended 7/29/11	$1,620,878	$598,582	$1,188,996	$1,241,211	$518,313	$128,976

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($4,692,189)	($847,345)	($1,702,483)	($1,894,502)	($313,066)	($116,370)
Unrealized appreciation/(depreciation)*	3,200,433	1,412,979	2,337,453	2,504,422	1,230,203	280,033
Total accumulated earnings/(deficit)	($1,491,756)	$565,634	$634,970	$609,920	$917,137	$163,663

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended July 31 as shown in the following table.

Year	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
2012	$1,399,598	$303,542	$579,275	$547,833	$-	$-
2013	2,680,173	544,062	1,123,208	1,147,142	313,102	120,397
2014	388,935	-	-	-	-	-
2015	240,848	-	-	-	-	-
2016	-	-	-	-	-	529
2018	-	-	-	260,308	-	-
Total	$4,709,554	$847,604	$1,702,483	$1,955,283	$313,102	$120,926

	For the year ended July 29, 2011, expiring capital loss carryforwards were as follows:	For the year ended July 29, 2011, post-October losses deferred to August 1, 2011 were as follows:
KS Muni Fund	$1,965,472	$62,407
KS Insured Fund	$167,932	$-
NE Muni Fund	$707,426	$29,658
OK Muni Fund	$396,753	$94,527

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than taxes, brokerage fees, commissions and acquired fund fees and expenses) until November 29, 2011 for KS Muni Fund, KS Insured Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund, so that the net annual operating expenses do not exceed 1.15%, 0.75%, 1.15%, 1.15%, 1.15%, and 1.15%, respectively. After this date, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary fee waivers and reimbursements, the Funds' actual total expenses were 1.07% (0.75% for KS Insured Fund) of average daily net assets for the six months ended January 31, 2012. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/12	Payable 1/31/12
	Advisory Fees	Advisory Fees
KS Muni Fund	$115,274	$19,324
KS Insured Fund	$50,713	$8,681
NE Muni Fund	$93,881	$16,456
OK Muni Fund	$92,401	$16,373
ME Muni Fund	$42,025	$7,148
NH Muni Fund	$10,855	$1,778

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/12			Payable 1/31/12
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$48,606	$0	$57,637	$3,988	$0	$9,662
KS Insured Fund	$9,782	$0	$0	$54	$0	$0
NE Muni Fund	$77,837	$0	$46,940	$4,432	$0	$8,228
OK Muni Fund	$79,619	$6,061	$46,201	$531	$0	$8,187
ME Muni Fund	$26,805	$0	$21,013	$82	$0	$3,574
NH Muni Fund	$12,185	$0	$5,428	$1,778	$0	$889

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/12				Payable 1/31/12
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$22,054	$11,717	$28,246	$16,098	$4,335	$5,061
KS Insured Fund	$4,736	$9,986	$7,789	$18,477	$1,040	$1,520
NE Muni Fund	$16,128	$10,892	$22,448	$15,905	$3,126	$4,145
OK Muni Fund	$16,322	$9,843	$23,494	$14,445	$3,161	$4,351
ME Muni Fund	$5,840	$6,393	$10,885	$12,949	$1,154	$1,942
NH Muni Fund	$566	$2,591	$2,228	$12,878	$108	$326
* After waivers.

NOTE 8: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.70	$10.45	$10.44	$10.54	$10.62

Income (loss) from investment operations:
Net investment income (loss)	$0.19	$0.37	$0.38	$0.40	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.48	(0.06)	0.25	0.01	(0.10)	(0.08)
Total from investment operations	$0.67	$0.31	$0.63	$0.41	$0.30	$0.32

Distributions from net investment income	$(0.19)	$(0.37)	$(0.38)	$(0.40)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.12	$10.64	$10.70	$10.45	$10.44	$10.54

Total Return[1]	12.59%^	3.02%	6.12%	4.06%	2.90%	3.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$47,022	$45,175	$47,465	$47,365	$48,587	$52,996
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]^	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.19%^	1.30%	1.33%	1.35%	1.36%	1.26%
Ratio of net investment income to average net assets[2]*	3.45%[4]^	3.54%[4]	3.58%[4]	3.88%	3.81%	3.77%
Portfolio turnover rate	4.72%	8.31%	15.34%	16.73%	6.52%	4.77%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$11.22	$11.29	$11.09	$10.94	$10.87	$10.95

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.33	$0.37	$0.41	$0.42	$0.44
Net realized and unrealized gain (loss) on investments[3]	0.54	(0.07)	0.20	0.15	0.07	(0.08)
Total from investment operations	$0.70	$0.26	$0.57	$0.56	$0.49	$0.36

Distributions from net investment income	$(0.16)	$(0.33)	$(0.37)	$(0.41)	$(0.42)	$(0.44)

NET ASSET VALUE, END OF PERIOD	$11.76	$11.22	$11.29	$11.09	$10.94	$10.87

Total Return[1]	12.43%^	2.37%	5.26%	5.22%	4.62%	3.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$21,160	$19,641	$20,169	$16,180	$12,360	$10,686
Ratio of expenses to average net assets after waivers[2]*	0.75%^	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers*	1.03%^	1.13%	1.20%	1.35%	1.48%	1.40%
Ratio of net investment income to average net assets[2]*	2.73%^	2.97%	3.33%	3.70%	3.86%	4.02%
Portfolio turnover rate	7.66%	24.84%	22.46%	14.00%	21.80%	9.18%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.22	$10.01	$10.03	$10.13	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.35	$0.35	$0.38	$0.38	$0.39
Net realized and unrealized gain (loss) on investments[3]	0.44	(0.02)	0.21	(0.02)	(0.10)	(0.07)
Total from investment operations	$0.61	$0.33	$0.56	$0.36	$0.28	$0.32

Distributions from net investment income	$(0.17)	$(0.35)	$(0.35)	$(0.38)	$(0.38)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.64	$10.20	$10.22	$10.01	$10.03	$10.13

Total Return[1]	12.06%^	3.29%	5.64%	3.71%	2.79%	3.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$40,233	$35,808	$33,816	$28,913	$27,229	$28,381
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]^	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.21%^	1.33%	1.37%	1.41%	1.43%	1.34%
Ratio of net investment income to average net assets[2]*	3.32%[4]^	3.44%[4]	3.41%[4]	3.84%	3.74%	3.81%
Portfolio turnover rate	3.84%	11.01%	18.92%	6.71%	10.42%	17.42%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$11.24	$11.19	$10.78	$10.75	$11.03	$11.08

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.40	$0.40	$0.41	$0.39	$0.39
Net realized and unrealized gain (loss) on investments[3]	0.65	0.05	0.41	0.03	(0.28)	(0.05)
Total from investment operations	$0.82	$0.45	$0.81	$0.44	$0.11	$0.34

Distributions from net investment income	$(0.17)	$(0.40)	$(0.40)	$(0.41)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$11.89	$11.24	$11.19	$10.78	$10.75	$11.03

Total Return[1]	14.70%^	4.15%	7.61%	4.28%	1.01%	3.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$40,237	$33,156	$35,506	$32,019	$42,026	$47,847
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]^	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.20%^	1.32%	1.35%	1.36%	1.35%	1.28%
Ratio of net investment income to average net assets[2]*	3.00%[4]^	3.62%[4]	3.61%[4]	3.91%	3.55%	3.50%
Portfolio turnover rate	16.68%	13.35%	9.36%	3.48%	10.37%	11.97%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77	$10.85	$10.62	$10.44	$10.45	$10.52

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.34	$0.35	$0.35	$0.36	$0.37
Net realized and unrealized gain (loss) on investments[3]	0.57	(0.08)	0.23	0.18	(0.01)	(0.07)
Total from investment operations	$0.74	$0.26	$0.58	$0.53	$0.35	$0.30

Distributions from net investment income	$(0.17)	$(0.34)	$(0.35)	$(0.35)	$(0.36)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$11.34	$10.77	$10.85	$10.62	$10.44	$10.45

Total Return[1]	13.86%^	2.50%	5.49%	5.22%	3.43%	2.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,427	$16,176	$16,467	$15,413	$15,880	$16,707
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]^	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.30%^	1.41%	1.46%	1.57%	1.56%	1.44%
Ratio of net investment income to average net assets[2]*	3.16%[4]^	3.22%[4]	3.21%[4]	3.38%	3.46%	3.52%
Portfolio turnover rate	1.30%	8.00%	38.11%	15.39%	4.44%	8.50%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/12+	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66	$10.73	$10.50	$10.32	$10.24	$10.25

Income (loss) from investment operations:
Net investment income (loss)	$0.18	$0.35	$0.33	$0.29	$0.30	$0.32
Net realized and unrealized gain (loss) on investments[3]	0.42	(0.07)	0.23	0.18	0.08	(0.01)
Total from investment operations	$0.60	$0.28	$0.56	$0.47	$0.38	$0.31

Distributions from net investment income	$(0.17)	$(0.35)	$(0.33)	$(0.29)	$(0.30)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$11.09	$10.66	$10.73	$10.50	$10.32	$10.24

Total Return[1]	11.33%^	2.64%	5.38%	4.64%	3.72%	3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,369	$4,150	$3,858	$3,816	$3,681	$4,188
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]^	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.78%^	1.93%	2.47%	3.19%	3.20%	2.72%
Ratio of net investment income to average net assets[2]*	3.20%[4]^	3.30%[4]	3.11%[4]	2.81%	2.87%	3.09%
Portfolio turnover rate	9.31%	10.19%	21.12%	15.93%	12.56%	11.83%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/29/2011	1/31/2012	Period*	Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,063.32	$5.55	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.43	1.07%
Kansas Insured Intermediate Fund
Actual	$1,000.00	$1,062.51	$3.89	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.81	0.75%
Nebraska Municipal Fund
Actual	$1,000.00	$1,060.65	$5.54	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.43	1.07%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,073.91	$5.58	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.43	1.07%
Maine Municipal Fund
Actual	$1,000.00	$1,069.69	$5.57	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.43	1.07%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,056.98	$5.53	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.43	1.07%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2011, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to thirteen funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective.

As of August 31, 2011, the risk for: (1) Kansas Municipal Fund was below average overall and for the 3 and 5-year time period. It had a low risk for the 10-year period; (2) Kansas Insured Intermediate Fund was low overall and for the 3, 5, and 10-year time period; (3) Nebraska Municipal Fund was below average overall and for the 5-year time period. It had an average risk for the 3-year time period and low risk for the 10-year period; (4) Oklahoma Municipal Fund was above average overall and for the 10-year time period. It had a high risk for the 3 and 5-year period; (5) New Hampshire Municipal Fund was above average overall and for the 3 and 5-year time period. It had an average risk for the 10-year period; (6) Maine Municipal Fund was below average overall and for the 5 and 10-year time period. It had an average risk for the 3-year period.

As of August 31, 2011, the Fund performance for: (1) Kansas Municipal Fund returns for the 1, 3, 5 and 10-year periods were at or below its index, and the returns for the 3, 5, and 10 year periods were at or below its median classification, but were above for its 1-year period; (2) Kansas Insured Intermediate Fund returns for the 1, 3, 5, and 10-year periods were below its index, and the returns for the 1 and 5-year periods were above its median classification but at or below for its 3 and 10 year period; (3) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were at or below its index, and the returns for the 3, 5 and 10-year periods were below its median classification but above for its 1- year period; (4) Oklahoma Municipal Fund returns for the 3, 5 and 10-year periods were below its index, but the 1-year was above its index. Its returns for the 1, 3, and 5-year periods were above its median classification but slightly below for its 10 year period; (5) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, but the 1, 3, 5, and 10-year periods were above its median classification. (6) Maine Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1 and 5-year periods were slightly above its median classification but at or below for its 3 and 10-year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of Scale: The Board briefly discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The advisor has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale. The Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Funds are relatively small and are its only advisory clients.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's (except for Kansas Insured Intermediate Fund) net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The Kansas Insured Intermediate Fund net expense ratio of 0.75% was lower than the average and median expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Robert E. Walstad and Shannon D. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. Mr. Walstad and Mr. Radke own membership interests of approximately 12% and 9%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Mr. Radke also purchased a portion of his memberships interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 30% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a 4% match by Corridor of the employees gross pay as long as the employee has elected to put in at least 4%.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 29, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

March 29, 2012